Note 8 - CONVERTIBLE NOTE PAYABLE (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 12, 2011	Sep. 15, 2010
Notes to Financial Statements
Proceeds from Notes Payable					$ 500,000
Interest					0.08
Convertible common stock	$ 0	$ 0	$ 0		$ 3.28
Accrued Interest				46,353
Shares Amount				$ 166,572